Fair Value Measurements Changes in Fair Value Level 3 (Details) (Investment Segment [Member], USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Investment Segment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income			$ 8
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, [Roll Forward]
Balance at January 1	289	329	329	228
Gross realized and unrealized gains	2	2	8	18
Gross proceeds	(4)	(42)	(48)	(138)
Gross purchases			0	221
Balance at June 30	$ 287	$ 289	$ 289	$ 329